ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
O 2025 H1 Dividends
Dividends Payable [Line Items]
Resolution		The board of directors on May 19, 2025
Type of shares		Common stock
Total dividends paid		¥ 65,920
Dividend per share		¥ 57.84
Date of record for dividend		Mar. 31, 2025
Effective date for dividend		Jun. 04, 2025
Dividend resource		Retained earnings
O 2026 H1 Dividends
Dividends Payable [Line Items]
Resolution	The board of directors on May 18, 2026
Type of shares	Common stock
Total dividends paid	¥ 68,675
Dividend per share	¥ 62.34
Date of record for dividend	Mar. 31, 2026
Effective date for dividend	Jun. 03, 2026
Dividend resource	Retained earnings
Effective Date [Member] | O 2025 H1 Dividends
Dividends Payable [Line Items]
Resolution		The board of directors on November 12, 2025
Type of shares		Common stock
Total dividends paid		¥ 104,883
Dividend per share		¥ 93.76
Date of record for dividend		Sep. 30, 2025
Effective date for dividend		Dec. 09, 2025
Dividend resource		Retained earnings
Effective Date [Member] | O 2026 H1 Dividends
Dividends Payable [Line Items]
Resolution	The board of directors on November 9, 2026
Type of shares	Common stock
Total dividends paid	¥ 122,593
Dividend per share	¥ 113.56
Date of record for dividend	Sep. 30, 2026
Effective date for dividend	Dec. 07, 2026
Dividend resource	Retained earnings